COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies Tables
Future minimum lease payments	Year Ended December 31, 2016 $88,087 Year Ended December 31, 2017 91,849 Year Ended December 31, 2018 95,880 Year Ended December 31, 2019 8,018 Total minimum lease payments $283,834